Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of financial services - USD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
As Reported [Member]
Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of financial services [Line Items]
Cost of revenue – financial services	$ 27,636	$ 27,636
Operating expenses	188,714	389,240
As Revised [Member]
Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of financial services [Line Items]
Cost of revenue – financial services	144,781	144,781
Operating expenses	71,569	272,095
Corporate/Other [Member] | As Reported [Member]
Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of financial services [Line Items]
Cost of revenue – financial services
Operating expenses	185,275	385,801
Corporate/Other [Member] | As Revised [Member]
Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of financial services [Line Items]
Cost of revenue – financial services
Operating expenses	68,130	268,656
Financial Services [Member] | As Reported [Member]
Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of financial services [Line Items]
Cost of revenue – financial services	27,636	27,636
Operating expenses	3,439	3,439
Financial Services [Member] | As Revised [Member]
Disclosure of Prior Periods Financial Statements Immaterial Errors (Unaudited) (Details) - Schedule of financial services [Line Items]
Cost of revenue – financial services	144,781	144,781
Operating expenses	$ 3,439	$ 3,439